INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of income tax benefit

        Income tax benefit attributable to the Company's continuing operations for the year ended December 31, 2016 consist of the following components:

Current expense (benefit):
Federal	$(981)
State	5,310

4,329

Deferred benefit:
Federal	(223,159)
State	(40,830)

(263,989)

Tax benefit relating to uncertain tax positions	(6)

Income tax benefit	$(259,666)

Schedule of reconciliation of effective tax rate from continuing operations

December 31, 2016
Federal tax benefit at statutory rate	$(381,901)
State income taxes, net of federal impact	(39,336)
Changes in the valuation allowance	297
Changes in the state rates used to measure deferred taxes, net of federal impact	153,239
Tax benefit relating to uncertain tax positions	(120)
Non-deductible share-based compensation related to the carried unit plan	5,029
Non-deductible Cablevision Acquisition transaction costs	4,457
Other non-deductible expenses	1,551
Research credit	(400)
Other, net	(2,482)

Income tax benefit	$(259,666)

Schedule of significant components of deferred tax assets and liabilities

December 31, 2016
NOLs and tax credit carry forwards	$971,728
Compensation and benefit plans	93,939
Partnership investments	113,473
Restructuring liability	37,393
Other liabilities	45,561
Liabilities under derivative contracts	31,529
Interest deferred for tax purposes	39,633
Other	6,615

Deferred tax asset	1,339,871
Valuation allowance	(3,125)

Net deferred tax asset, noncurrent	1,336,746

Fixed assets and intangibles	(9,065,635)
Investments	(187,795)
Prepaid expenses	(10,172)
Fair value adjustment- debt and deferred finance costs	(30,535)
Other	(9,424)

Deferred tax liability, noncurrent	(9,303,561)

Total net deferred tax liability	$(7,966,815)

Schedule of reconciliation of unrecognized tax benefits

Balance at January 1, 2016	$—
Increase to tax position in connection with the Cablevision Acquisition	4,031
Decreases related to prior year tax positions	(6)

Balance at December 31, 2016	$4,025